Expense Example {- Fidelity® New York Municipal Money Market Fund} - 01.31 Fidelity New York Municipal Money Market Funds Retail Combo PRO-09 - Fidelity® New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund-Default
Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616